Stock Options and Warrants (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 3.36	$ 4.41	$ 4,369.60
Options Exercisable, Number Exercisable	953,232
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.27
Options
Options Outstanding, Number Outstanding	1,690,758
Options Exercisable, Number Exercisable	953,232
Options | Exercise Price Two
Options Outstanding, Exercise Prices	2.50
Options Outstanding, Number Outstanding	482,338
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	4 years 58 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 2.50
Options Exercisable, Number Exercisable	51,087
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 2.50
Options | Exercise Price Three
Options Outstanding, Number Outstanding	74,673
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 109 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 3.37
Options Exercisable, Number Exercisable	74,673
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 3.37
Options | Exercise Price Three | Minimum
Options Outstanding, Exercise Prices	3.00
Options | Exercise Price Three | Maximum
Options Outstanding, Exercise Prices	4.00
Options | Exercise Price Four
Options Outstanding, Exercise Prices	4.80
Options Outstanding, Number Outstanding	15,000
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	2 years 178 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 4.80
Options Exercisable, Number Exercisable	15,000
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.80
Options | Exercise Price Five
Options Outstanding, Exercise Prices	6.40
Options Outstanding, Number Outstanding	482,420
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 105 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 6.40
Options Exercisable, Number Exercisable	482,420
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 6.40
Options | Exercise Price One
Options Outstanding, Number Outstanding	636,327
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 127 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 1.67
Options Exercisable, Number Exercisable	330,052
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.61
Options | Exercise Price One | Minimum
Options Outstanding, Exercise Prices	1.00
Options | Exercise Price One | Maximum
Options Outstanding, Exercise Prices	2.00